Property, Plant and Equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 9,015	€ 11,648	€ 16,453	€ 7,765
Impairment loss	196	990
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(699)	(2,172)	0	0
Scientific equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asset	1,369
Depreciation	1,255
Impairment loss	87	866
Scientific equipment | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(87)	(866)	0	0
Fittings
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	93	93
Fittings | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(93)	(93)	0	0
Furniture and IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	15	30
Building on Non-Freehold Land
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asset	10,056
Depreciation	2,831
Buildings on non-freehold land | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(503)	(1,182)	0	€ 0
Assets under finance lease contracts | Scientific equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	154	873	€ 1,413
Owned equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25
Impairment loss		363
Owned equipment | Scientific equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	25	363
Leased equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right of use asset	€ 62
Impairment loss		€ 503